13F-HR
                            FORM 13F HOLDINGS REPORT

                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549


                                    FORM 13F
                              FORM 13F COVER PAGE

Report  for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number: This Amendment:
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:         Decatur Capital Management
Address:      250 E. Ponce De Leon Avenue
              Suite 325
              Decatur, GA 30030

Form 13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Degas A. Wright
Title:       Chief Executive Officer
Phone:       404 270 9838

Signature                         City     State          and Date of Signing:
Degas A. Wright                   Decatur, GA
---------------------          -----------------------     ---------------
Signature                               City     State           Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    113

Form 13F Information Table Value Total:    192,395

List of Other Included Managers:  NONE

                               13F Holdings Report
                              As of Date: 12/31/12

                                                                                        INVESTMENT
ISSUER                       TITLE OF           CUSIP         VALUE    SHARES/  SH/     DISCRETION   OTHER      VOTING AUTHORITY
NAME                         CLASS              NUMBER       (X1000)   PRN AMT  PRN   SOLE(A) SHARED MNGRS     SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories          COM               002824100     2,604      39,760  SH                           28,160       11,600
Activision Blizzard Inc.     COM               00507V109     3,133     295,000  SH                          208,400       86,600
ACXIOM CORP COM              COM               005125109       630      36,100  SH                           36,100
ADT CORP COM                 COM               00101J106     1,023      22,000  SH                           22,000
AEROPOSTALE COM              COM               007865108       446      34,250  SH                           34,250
Aflac Inc.                   COM               001055102     2,039      38,380  SH                           26,230       12,150
Agilent Technologies Inc.    COM               00846U101     2,697      65,870  SH                           46,520        19350
Amazon.com Inc.              COM               023135106     2,593      10,325  SH                            7,275        3,050
AMERICAN EAGLE OUTFITTERS
  INC NEW COM                COM               02553E106       519      25,300  SH                           25,300
American Tower Corp.         COM               03027X100     2,534      32,800  SH                           23,200        9,600
Ametek Inc.                  COM               031100100     1,870      49,755  SH                           35,105       14,650
Amgen Inc.                   COM               031162100     2,871      33,250  SH                           23,500        9,750
Amphenol Corp.               COM               032095101     3,675      56,800  SH                           40,200       16,600
Anheuser Busch InBev SA/NV   SPONSORED ADR     03524A108     3,780      43,250  SH                           30,000       13,250
ANN INC                      COM               035623107       699      20,650  SH                           20,650
Apple Inc.                   COM               037833100     7,903      14,850  SH                           10,750        4,100
ASCENA RETAIL GROUP INC      COM               04351G101       289      15,650  SH                           15,650
ASML Holding NV              SPONSORED ADR     N07059210     1,298      20,152  SH                           13,956        6,196
Atlas Air Worldwide Holdings COM               049164205       168       3,800  SH                            3,800
Autozone Inc.                COM               053332102     2,247       6,340  SH                            4,435        1,905
AVON PRODUCTS INC COM
  USD0.25                    COM               054303102       790      55,000  SH                           55,000
Beam Inc.                    COM               073730103       162       2,650  SH                            2,650            0
Beam Inc.                    COM               073730103     1,619      26,500  SH                           26,500
Blackrock Inc.               COM               09247X101     2,165      10,475  SH                            7,075         3400
Bunge Limited                COM               G16962105     2,453      33,750  SH                           23,900         9850
C H ROBINSON WORLDWIDE INC
  COM NEW COM  NE            COM               12541W209       512       8,100  SH                            8,100
CACI INTL INC CL A           COM               127190304       843      15,325  SH                           15,325
CAMERON INTL CORP COM        COM               13342B105       243       4,300  SH                            4,300
Cardinal Health Inc.         COM               14149Y108     2,431      59,040  SH                           41,690        17350
Catamaran Corp.              COM               148887102     1,543      32,760  SH                           23,160         9600
CBS Corp. - Cl. B            COM               124857202     1,686      44,300  SH                           31,250       13,050
Chevron Corp.                COM               166764100     3,349      30,970  SH                           21,870        9,100
CHICOS FAS INC COM           COM               168615102       684      37,050  SH                           37,050
CIT GROUP INC NEW COM
  NEW COM NEW                COM               125581801       672      17,400  SH                           17,400
Coca-Cola Co.                COM               191216100     3,317      91,505  SH                           64,680       26,825
COGNEX CORP COM              COM               192422103       503      13,650  SH                           13,650
Credit Suisse Group          SPONSORED ADR     225401108       220       8,950  SH                            3,900         5050
Crown Castle Intl. Corp.     COM               228227104     1,873      25,950  SH                           18,350        7,600
CVS Caremark Corp.           COM               126650100     1,854      38,350  SH                           27,150       11,200
Danaher Corp.                COM               235851102     2,528      45,220  SH                           31,970       13,250
Deere & Company              COM               244199105     3,125      36,160  SH                           25,660       10,500
Discover Financial Services  COM               254709108     2,012      52,195  SH                           35,420        16775
DR Horton Inc.               COM               23331A109     2,942     148,905  SH                          105,230       43,675
DTE Energy Company           COM               233331107     1,627      27,100  SH                           19,100         8000
Estee Lauder Companies Inc.
  - Cl. A                    COM               518439104     1,557      26,010  SH                           18,360         7650
EXPRESS INC COM              COM               30219E103       828      54,850  SH                           54,850
FACTSET RESH SYS INC COM STK COM               303075105       297       3,375  SH                            3,375
FEDERAL MOGUL CORP COM       COM               313549404       270      33,636  SH                           33,636
Gap Inc.                     COM               364760108     2,423      78,050  SH                           55,200       22,850
General Motors Company       COM               37045V100     1,885      65,400  SH                           46,300       19,100
GENTEX CORP COM              COM               371901109       831      44,150  SH                           44,150
Genuine Parts Company        COM               372460105     1,699      26,730  SH                           18,930        7,800
Google Inc. - Cl. A          COM               38259P508     4,591       6,490  SH                            4,665        1,825
Halliburton Company          COM               406216101     3,211      92,560  SH                           65,685       26,875
HARLEY DAVIDSON COM USD0.01  COM               412822108     1,512      30,950  SH                           30,950
HEALTH NET INC               COM               42222G108     1,002      41,250  SH                           41,250
HELMERICH & PAYNE INC COM    COM               423452101       901      16,089  SH                           16,089
Home Depot                   COM               437076102     2,471      39,950  SH                           28,250        11700
HOME INNS & HOTELS MGMT INC
  SPONSO                     COM               43713W107       223       7,700  SH                            7,700
HOME PROPS INC COM           COM               437306103       457       7,449  SH                            7,449
IAC / INTERACTIVECORP
  COM PAR $.001 STK          COM               44919P508     1,507      31,900  SH                           31,900
INCYTE CORP                  COM               45337C102       316      19,000  SH                           19,000
IntercontinentalExchange,
  Inc.                       COM               45865V100     1,269      10,250  SH                            7,250         3000
INTERPUBLIC GROUP COMPANIES
  INC COM                    COM               460690100       658      59,611  SH                           59,611
Intuit Inc.                  COM               461202103     2,308      38,785  SH                           27,860       10,925
Intuitive Surgical Inc.      COM               46120E602     3,026       6,175  SH                            4,425        1,750
ITT CORPORATION W/I          COM               450911201       787      33,528  SH                           33,528
KLA-Tencor Corp.             COM               482480100     2,196      45,990  SH                           32,490        13500
Life Technologies Corp.      COM               53217V109     1,748      35,620  SH                           25,170        10450
LORILLARD INC COM STK        COM               544147101       665       5,700  SH                            5,700
Marathon Petroleum Corp.     COM               56585A102     2,228      35,360  SH                           24,810        10550
Mastercard Inc.              COM               57636Q104     2,623       5,335  SH                            3,785         1550
MetLife, Inc.                COM               59156R108       415      12,600  SH                            5,500        7,100
Monsanto Co.                 COM               61166W101     2,250      23,770  SH                           16,820         6950
NCR CORP NEW                 COM               62886E108     1,022      40,117  SH                           40,117
NVIDIA CORP COM              COM               67066G104       317      25,800  SH                           25,800
Oceaneering International,
  Inc.                       COM               675232102     2,333      43,365  SH                           30,640        12725
OIL STATES INTERNATIONAL     COM               678026105       708       9,900  SH                            9,900
Omnicom Group Inc.           COM               681919106     1,953      39,090  SH                           27,590       11,500
PATTERSON-UTI ENERGY INC COM COM               703481101       785      42,125  SH                           42,125
PAYCHEX INC COM              COM               704326107     1,215      39,034  SH                           39,034
Paychex, Inc.                COM               704326107     2,374      76,245  SH                           53,870        22375
Philip Morris Intl., Inc.    COM               718172109     2,919      34,900  SH                           24,800       10,100
PIER 1 IMPORTS INC COM       COM               720279108       690      34,500  SH                           34,500
Pioneer Natural Resources Co.COM               723787107     2,381      22,335  SH                           15,860        6,475
Praxair Inc.                 COM               74005P104     1,580      14,435  SH                           10,210         4225
Qualcomm Inc.                COM               747525103     4,148      67,050  SH                           47,500       19,550
QUALITY SYS INC COM STK      COM               747582104       596      34,350  SH                           34,350
Red Hat, Inc.                COM               756577102     1,546      29,200  SH                           20,700        8,500
Regeneron Pharmaceuticals,
  Inc.                       COM               75886F107     2,285      13,360  SH                            9,410         3950
Sherwin-Williams Co.         COM               824348106     1,803      11,720  SH                            8,270        3,450
Southwest Airlines Co.       COM               844741108     3,803     371,420  SH                          262,520      108,900
STERIS CORP COM              COM               859152100       644      18,550  SH                           18,550
SYNAPTICS INC                COM               87157D109       678      22,620  SH                           22,620
Sysco Corp.                  COM               871829107     2,618      82,700  SH                           58,450       24,250
TELEDYNE TECHNOLOGIES INC    COM               879360105       794      12,200  SH                           12,200
Teradata Corp.               COM               88076W103     2,141      34,595  SH                           24,970        9,625
THORATEC CORP                COM               885175307       345       9,193  SH                            9,193
TOWERS WATSON & CO CL A
  COM STK                    COM               891894107     1,379      24,534  SH                           24,534
TransDigm Group Inc.         COM               893641100     1,617      11,860  SH                            8,410        3,450
Trimble Navigation Limited   COM               896239100     2,393      40,030  SH                           28,330       11,700
UDR INC                      COM               902653104     1,066      44,809  SH                           44,809
UDR Inc.                     COM               902653104     1,586      66,700  SH                           47,125       19,575
Union Pacific Corp.          COM               907818108     3,605      28,675  SH                           20,275         8400
Union Technologies Corp.     COM               913017109     4,303      52,470  SH                           37,070        15400
V.F. Corp.                   COM               918204108     1,627      10,775  SH                            7,625        3,150
VARIAN MED SYS INC           COM               92220P105       646       9,200  SH                            9,200
VERIFONE SYSTEMS             COM               92342Y109       635      21,400  SH                           21,400
WEIGHT WATCHERS INTL INC
  NEW COM                    COM               948626106       309       5,900  SH                            5,900
WELLCARE HLTH PLANS INC      COM               94946T106       643      13,200  SH                           13,200
Wells Fargo & Co.            COM               949746101     3,478     101,760  SH                           70,235        31525
WPX ENERGY INC               COM               98212B103       272      18,300  SH                           18,300
XYLEM INC W/I                COM               98419M100       836      30,846  SH                           30,846
                                                           192,395